Share-based compensation (Tables)	12 Months Ended
Oct. 31, 2022
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Summary of Stock Option Activity and Related Information
A summary of our stock option activity and related information

	For the year ended

	October 31, 2022		October 31, 2021

(Canadian dollars per share except share amounts)	Number of options (thousands)	Weighted average exercise price (1)	Number of options (thousands)	Weighted average exercise price (1)
Outstanding at beginning of period	7,055	$92.27	6,973	$86.02
Granted	1,184	129.99	1,251	106.00
Exercised (2) , (3)	(684)	73.98	(1,150)	65.56
Forfeited in the period	(46)	104.28	(19)	93.23
Outstanding at end of period	7,509	$100.07	7,055	$92.27
Exercisable at end of period	3,502	$87.15	3,273	$80.38

(1)	The weighted average exercise prices reflect the conversion of foreign currency-denominated options at the exchange rates as of October 31, 2022 and October 31, 2021. For foreign currency-denominated options exercised during the year, the weighted average exercise prices are translated using exchange rates as at the settlement date.
(2)	Cash received for options exercised during the year was $51 million (October 31, 2021 – $75 million) and the weighted average share price at the date of exercise was $134.10 (October 31, 2021 – $115.11).
(3)	New shares were issued for all stock options exercised in 2022 and 2021.

Summary of Options Outstanding and Exercisable by Range of Exercise Price
Options outstanding as at October 31, 2022 by range of exercise price

	Options outstanding			Options exercisable

(Canadian dollars per share except share amounts and years)	Number outstanding (thousands)	Weighted average exercise price (1)	Weighted average remaining contractual life (years)	Number exercisable (thousands)	Weighted average exercise price (1)
$48.22 – $74.39	890	$70.05	2.31	890	$70.05
$78.28 – $90.23	1,409	86.99	3.54	1,409	86.99
$96.55 – $102.33	1,743	98.90	5.19	1,203	99.96
$104.70 – $106.00	2,299	105.40	7 . 66	–	–
$129.99	1,168	129.99	9.12	–	–
	7,509	$100.07	5 . 91	3,502	$87.15

(1)	The weighted average exercise prices reflect the conversion of foreign currency-denominated options at the exchange rate as of October 31, 2022.

Weighted Average Assumptions
Weighted average assumptions

	For the year ended

(Canadian dollars per share except percentages and years)	October 31 2022	October 31 2021

Share price at grant date	$128.48	$104.86
Risk-free interest rate	1.25%	0.48%
Expected dividend yield	3.66%	4.59%
Expected share price volatility	13%	14%
Expected life of option	6 Years	6 Years

Summary of Units Granted Under Deferred Share and Other Plans
Units granted under deferred share and other plans

	For the year ended

	October 31, 2022		October 31, 2021

(Units and per unit amounts)	Units granted (thousands)	Weighted average fair value per unit	Units granted (thousands)	Weighted average fair value per unit

Deferred share unit plans	469	$131.49	462	$113.34
Capital Markets compensation plan unit awards	3,794	125.22	4,066	128.95
Performance deferred share award plans	2,220	129.65	2,486	106.10
Deferred compensation plans	92	135.44	87	104.21
Other share-based plans	1,083	128.50	767	109.24
	7,658	$127.48	7,868	$118.62

Summary of Obligation Under Deferred Share and Other Plans
The following tables present the units that have been earned by the participants, our obligations for these earned units under the deferred share and other plans, and the related compensation expenses (recoveries) recognized for the year.
Obligations under deferred share and other plans

	As at
	October 31, 2022		October 31, 2021

(Millions of Canadian dollars except units)	Units (thousands)	Carrying amount	Units (thousands)	Carrying amount

Deferred share unit plans	5,429	$684	5,001	$644
Capital Markets compensation plan unit awards	9,398	1,182	9,925	1,280
Performance deferred share award plans	6,006	757	6,216	801
Deferred compensation plans (1)	2,537	319	2,574	331
Other share-based plans	1,772	218	1,724	216
	25,142	$3,160	25,440	$3,272

(1)	Excludes obligations not determined based on the quoted market price of our common shares.

Summary of Compensation Expenses Recognized Under Deferred Share and Other Plans
Compensation expenses recognized under deferred share and other plans

	For the year ended

(Millions of Canadian dollars)	October 31 2022	October 31 2021

Deferred share unit plans	$20	$205
Capital Markets compensation plan unit awards	210	518
Performance deferred share award plans	273	506
Deferred compensation plans	(261)	627
Other share-based plans	91	142
	$333	$1,998